CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 1,415	$ 1,292
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	34,712,261	34,299,262
Ordinary shares, shares outstanding	33,896,261	33,483,262
Treasury stock, shares	816,000	816,000